Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation (Textual)
Stock-based compensation expense	$ 1,040,585	$ 1,263,633
Number of shares authorized under Option	7,500,000
Percentage of common stock delivered pursuant to incentive stock options	100.00%
Number of stock reserved for issuance	3,691,747
Stock Options [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	0	9,100
Stock options exercisable, intrinsic value	0	9,100
Stock-based compensation expense	140,728	414,501
Non Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	0	0
Stock options exercisable, intrinsic value	0	0
Stock-based compensation expense	7,167	129,411
Unvested Stock Options [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	479,953	1,044,158
Weighted average expected recognition period of compensation cost not yet recognized	3 years 6 months	2 years 10 months 6 days
Unvested Restricted Stock Award [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense	899,856	849,132
Total unrecognized compensation cost related to non-vested stock options	3,575,987	4,930,101
Weighted average expected recognition period of compensation cost not yet recognized	7 years 7 months 21 days	8 years 4 months 2 days
Non-employee unvested restricted stock awards [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense	20,211
Total unrecognized compensation cost related to non-vested stock options	$ 177,856
Weighted average expected recognition period of compensation cost not yet recognized	7 years 4 months 2 days